Schedule of investments
Delaware Ivy VIP Pathfinder Moderate
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%
Fixed Income Funds — 35.53%
Delaware Ivy VIP Corporate Bond Class II	18,154,797	$ 78,973,369
Delaware Ivy VIP High Income Class I	1,175,637	3,268,271
Delaware Ivy VIP Limited-Term Bond Class II	14,679,394	67,231,623
		149,473,263
Global / International Equity Fund — 20.06%
Delaware Ivy VIP International Core Equity Class II	5,609,410	84,421,623
		84,421,623
US Equity Funds — 44.20%
Delaware Ivy VIP Core Equity Class II	4,245,248	48,226,009
Delaware Ivy VIP Growth Class II	5,505,698	48,229,916
Delaware Ivy VIP Mid Cap Growth Class I	2,271,790	20,264,368
Delaware Ivy VIP Small Cap Growth Class II	771,054	4,209,956
Delaware Ivy VIP Smid Cap Core Class II	1,793,408	18,310,693
Delaware Ivy VIP Value Class II	10,200,728	46,719,335
		185,960,277
Total Affiliated Mutual Funds (cost $530,965,426)		419,855,163

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	260,822	$ 260,822
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	260,822	260,822
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	260,821	260,821
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	260,822	260,822
Total Short-Term Investments (cost $1,043,287)		1,043,287

Total Value of Securities—100.04% (cost $532,008,713)		420,898,450
Liabilities Net of Receivables and Other Assets—(0.04%)		(183,575)
Net Assets Applicable to 119,562,326 Shares Outstanding—100.00%		$420,714,875
NQ- IV047 [0923] 1123 (3217162)    1